Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheet [Line Items]
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, issued	1,159,323,224	1,158,913,224
Ordinary shares, outstanding	1,132,091,984	1,134,236,184